Interim Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 700,575	$ 540,747	$ 1,166,126	$ 894,728
Cost of Sales	642,319	492,886	1,065,715	812,931
Gross Profit	58,256	47,861	100,411	81,797
General and administrative expenses	20,211	18,900	39,215	36,416
Marketing expenses	28,140	23,284	49,272	40,981
Research and development expenses	5,353	3,993	10,500	7,925
Acquisition costs	11,582		11,894
Operating Expenses	65,286	46,177	110,881	85,322
Operating Income (Loss)	(7,030)	1,684	(10,470)	(3,525)
Other income, net	192	166	304	288
Finance expenses, net	(631)	(300)	(717)	(334)
Income (Loss) Before Tax	(7,469)	1,550	(10,883)	(3,571)
Tax Expense	487		531
Net Income (Loss)	(7,956)	1,550	(11,414)	(3,571)
Net income (loss) attributable to non-controlling interests	67	38	30	(116)
Net Income (Loss) Attributable to the Owners of the Company	(8,023)	1,512	(11,444)	(3,455)
Other comprehensive income/(loss), Items that will be reclassified subsequently to profit or loss:
Unrealized gain (loss) on investments in financial assets	91	(9)	165	3
Foreign currency translation adjustment	(437)	(8)	(128)	(129)
Total Comprehensive Income (Loss) Attributable to Owners of the Company	(8,369)	1,495	(11,407)	(3,581)
Total Comprehensive Income (Loss) Attributable to Non-Controlling Interest	67	38	30	(116)
Total Comprehensive Income (Loss)	$ (8,302)	$ 1,533	$ (11,377)	$ (3,697)
Loss per share
Basic earnings (loss) per share	$ (0.03)	$ 0.01	$ (0.05)	$ (0.02)
Diluted earnings (loss) per share	$ (0.03)	$ 0.01	$ (0.05)	$ (0.02)
Weighted-average shares, basic	230,278	214,787	227,844	213,738
Weighted-average shares, diluted	230,278	233,366	227,844	213,738